UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		December 31, 2001
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	37

Form 13F Information Table Value Total: 	$142878
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE































FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	4980	140099	SH		SOLE		27100
	0	112999
AMERICAN POWER CONVERSION	COM	029066107	4440	307083	SH
	SOLE		65800	0	241283
AMGEN INC	COM	031162100	4598	81482	SH		SOLE		14400
	0	67082
BJ'S WHOLESALE CLUB	COM	05548J106	3940	89362	SH		SOLE
	16800	0	72562
BOEING CO.	COM	097023105	298	7700	SH		SOLE		0	0
	7700
CHUBB CORP.	COM	171232101	4386	63565	SH		SOLE
	11400	0	52165
CISCO SYSTEMS, INC.	COM	17275R102	3699	204258	SH		SOLE
	52300	0	151958
CITIGROUP INC.	COM	172967101	302	5992	SH		SOLE		0
	0	5992
COSTCO WHOLESALE CORP.	COM	22160K105	510	11500	SH
	SOLE		0	0	11500
DANAHER CORP.	COM	235851102	5459	90529	SH		SOLE
	16300	0	74229
DUKE ENERGY CORP.	COM	264399106	251	6400	SH		SOLE
	0	0	6400
EMC CORP.	COM	268648102	2044	152139	SH		SOLE		66000
	0	86139
EL PASO CORP.	COM	28336L109	3717	83324	SH		SOLE
	16876	0	66448
ELI LILLY & CO.	COM	532457108	5092	64838	SH		SOLE
	11260	0	53578
FANNIE MAE 	COM	313586109	254	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4701	128821	SH
	SOLE		27000	0	101821
GENERAL ELECTRIC COMPANY	COM	369604103	4355	108679	SH
	SOLE		23100	0	85579
INTL BUSINESS MACHINES CORP.	COM	459200101	5157	42634	SH
	SOLE		8700	0	33934
J.P. MORGAN CHASE & CO. INC.	COM	46625H100	3674	101098	SH
	SOLE		26100	0	74998
JOHNSON & JOHNSON	COM	478160104	7152	121023	SH		SOLE
	15600	0	105423
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	4974	74467	SH
	SOLE		14200	0	60267
LIBERATE TECHNOLOGIES	COM	530129105	124	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	5996	128495	SH
	SOLE		18600	0	109895
MERCK & CO., INC.	COM	589331107	4529	77040	SH		SOLE
	13800	0	63240
MERRILL LYNCH & CO.	COM	590188108	1032	19815	SH		SOLE
	19600	0	215
NOBLE DRILLING CO.	COM	655042109	4144	121742	SH		SOLE
	31600	0	90142
NORSK HYDRO A/S SPONS ADR	COM	656531605	4723	112461	SH
	SOLE		25100	0	87361
OXFORD HEALTH PLANS	COM	691471106	4625	153474	SH		SOLE
	34200	0	119274
PFIZER INC.	COM	717081103	336	8448	SH		SOLE		0
	0	8448
PROCTOR & GAMBLE CO.	COM	742718109	5629	71137	SH		SOLE
	12500	0	58637
QUALCOMM INC.	COM	747525103	4070	80606	SH		SOLE
	17800	0	62806
SAFEWAY INC.	COM	786514208	4099	98186	SH		SOLE
	20000	0	78186
STRYKER CORP.	COM	863667101	5455	93458	SH		SOLE
	16300	0	77158
SUN MICROSYSTEMS, INC.	COM	866810104	3881	315545	SH
	SOLE		92500	0	223045
TYCO INTERNATIONAL LTD.	COM	902124106	5691	96622	SH
	SOLE		18300	0	78322
UNISYS CORP.	COM	909214108	4577	365013	SH		SOLE
	98000	0	267013
WALMART STORES INC	COM	931142103	9780	16995	SH		SOLE
	16700	0	295
WELLS FARGO CO.	COM	949746101	204	4700	SH		SOLE		0
	0	4700